SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 []
Pre-Effective Amendment No.     [ ]

Post-Effective Amendment No. 19 [ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 []
Amendment No. 21                [ ]

(Check appropriate box or boxes.)

COMMONWEALTH CASH RESERVE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

P.O. BOX 1192
RICHMOND, VIRGINA 23209-1192
(Address of Principal Executive Offices) (Zip Code)

1-800-338-3383
Registrant's Telephone Number, including Area Code


JEFFREY A. LAINE
38 COHASSET LANE
CHERRY HILL, NEW JERSEY 08003
(Name and Address of Agent for Service)

COPY TO:
BARBARA L. FAVA
PUBLIC FINANCIAL MANAGEMENT, INC.
2101 NORTH FRONT ST., BLDG. 3, SUITE 200
HARRISBURG, PA  17110




Approximate Date of Proposed Public Offering

   It is proposed that this filing will become effective
     (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b)

   [X] on August 1, 1999 pursuant to paragraph (b)

   [ ] 60 days after filing pursuant to paragraph (a)(1)

   [ ] on (date) pursuant to paragraph (a)(1)

   [ ] 75 days after filing pursuant to paragraph (a)(2)

   [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

   If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.






COMMONWEALTH CASH RESERVE FUND, INC.

Cross Reference Sheet
(Pursuant to Rule 495)

			      N-1A Item No.					                          Location

Part A		 INFORMATION REQUIRED IN A PROSPECTUS

	Item 1.	Cover Page 	                                Cover Page
	Item 2.	Synopsis 	                                  Fund Expenses and
                                                      Financial Highlights
	Item 3.	Condensed Financial Information 	           Fund Expenses and
                                                      Financial Highlights
	Item 4.	General Description of Registrant 	         The Fund; Investment
                                                      Objectives and Policies;
                                                      General Information
	Item 5.	Management of the Fund 	                    Management
	Item 6.	Capital Stock and other Securities 	        General Information;
                                                      Dividend and Tax
                                                      Information
	Item 7.	Purchase of Securities Being Offered 	      How to Invest in the
					                                                 Fund; Net Asset Value
	Item 8.	Redemption or Repurchase 	                  How to Redeem Investments
	Item 9.	Pending Legal Proceedings 	                 Not Applicable


Part B		INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

	Item 10.	Cover Page 	                               Cover Page
	Item 11.	Table of Contents 	                        Table of Contents
	Item 12.	General Information and History 	          General Information
	Item 13.	Investment Objectives and Policies 	       Investment Policies
	Item 14.	Management of the Fund 	                   Additional Information
					                                                 as to Management
					                                                 Arrangements
	Item 15.	Control Persons and Principal             	Principal Holders
          Holders of Securities                    	  of Securities
	Item 16.	Investment Advisory and Other Services 	   Additional Information
                                              					   as to Management
                                               				   Arrangements
	Item 17.	Brokerage Allocation 	                     Investment Policies
	Item 18.	Capital Stock and Other Securities 	       General Information
	Item 19.	Purchase, Redemption and Pricing of 	      Amortized Cost
			       Securities Being Offered                    Valuation
	Item 20.	Tax Status 	                               Dividends and Tax
					                                                 Information*
	Item 21.	Underwriters                              	Distribution Plan
	Item 22.	Calculation of Yield Quotations of       	 Yield Information
			       Money Market Funds Market Funds
	Item 23.	Financial Statements 	                     Financial Information


Part C		OTHER INFORMATION

			     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
			     Statement.


	* Included under referenced caption in the Prospectus





COMMONWEALTH CASH RESERVE FUND, INC.


COMMONWEALTH CASH RESERVE FUND, INC.
Prospectus August 1, 1999
P.O. Box 1192
Richmond, Virginia 23209-1192
1-800-338-3383





The Commonwealth Cash Reserve Fund (the "Fund") is a money market fund. The Fund is designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.

Public Financial Management, Inc. ("PFM") serves as the Fund's investment advisor and administrator.

An investment in the fund is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[small, side by side graphics:

stock certificate on table with eyeglasses and pen, labelled "fund description."

pen-in-hand, writing on a check without visable figures, labelled "becoming an investor."

three people around the end of a table, with stack of papers, labelled"financial data."]


                                    1





Commonwealth Cash Reserve Fund, Inc.
Prospectus

[small graphic:

three men with chart,labelled "a fund for institutional investors."]



TABLE OF CONTENTS


Section                                          Page

Risk and Return Summary                           3

Principal Investment Strategies                   3

Principal Risks                                   3

Performance and Expenses                          4

Investment Objectives and Policies                6

Portfolio Management                              6

Permitted Investments                             6

Special Information About Municipal
Cash Management                                   7

Year 2000                                         7

Valuation                                         8

Management of the Fund                            8

Investment Advisory and Administrative
Arrangements                                      8

Distributor and Other Service Providers           9

How to Purchase and Redeem Shares of the Fund    10

Dividends, Tax and Related Information           14

Financial Highlights                             16



COMMONWEALTH
CASH RESERVE FUND


Investment Advisor
Public Financial Management, Inc.
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, Pennsylvania  17110


Distributor
Commonwealth Financial Group, Inc.
38 Cohasset Lane
Cherry Hill, New Jersey  08003

Custodian
Wachovia Bank, N.A.
1021 East Cary Street
P.O. Box 27602
Richmond, Virginia  27602

Administrator and Transfer Agent
Public Financial Management, Inc.
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, Pennsylvania  17110

Independent Auditors
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania  19103

Co-Counsel
McGuire Woods Battle & Boothe LLP
One James Center
901 E. Cary Street
Richmond, Virginia  23219

Laura Anne Corsell, Esq.
7307 Elbow Lane
Philadelphia, Pennsylvania  19119


                                      2


RISK AND RETURN SUMMARY

Investment Objective and Principal Investment Strategies

Commonwealth Cash Reserve Fund (the "Fund") is a money market fund. The Fund seeks to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value of $1.00 per share. To do so, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities that have remaining maturities of thirteen months or less.

The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include:

* Unconditional Obligations of the United States Government or it's agencies

* High quality debt obligations of U.S. Companies

* Obligations of Financial Institutions

* Municipal Obligations

Except for obligations of the U.S. Government or municipalities, all securities purchased by the Fund -- or the companies that issue securities purchased by the Fund -- must be rated of high quality by Standard & Poor's Corporation ("S&P") and by Moody's Investor Services, Inc. ("Moody's). In addition, all instruments acquired by the Fund are instruments in which municipalities and other government entities organized under the laws of the Commonwealth of Virginia are permitted to invest.


PRINCIPAL RISKS

Notwithstanding the high-quality securities in which the Fund exclusively invests, an investment in a money market fund such as the Fund is subject to certain basic risks.

One of these is related to interest rates -- the chance that falling short-term interest rates will cause the Fund's income to decline.

A second is "management risk" -- the possibility that securities selected by the Fund's investment adviser will cause the Fund to underperform other money market funds.

Finally, the Fund is subject to "credit risks" -- the risk that the issuer of a security held by the Fund will fail to pay interest and principal in a timely manner. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

                                 3



PERFORMANCE

The following information illustrates how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year. The table below the bar chart illustrates the Fund's average annual return for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis. Corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Fund's fiscal year.




1989    1990    1991    1992    1993    1994<F1>1995    1996    1997    1998

9.06%   7.92%   5.48%   3.22%   2.58%   3.69%   6.06%   5.46%   5.61%   5.57%


<F1> For approximately two months during 1994 there were no shareholders in the fund.








Average Annual Total Returns
(as of the calendar year ended        Past           Past           Past
December 31, 1998)                    One Year       Five Years     Ten Years


Commonwealth Cash Reserve Fund        5.57%          5.28%          5.47%




The Fund's return for the three month period ended June 30, 1999 is 1.20%.


High quarter                2.32%


Low quarter                 0.61%


                                   4


FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses, without taking into account any fees that may have been waived by the Fund's investment advisor or other service providers.

		     Management Fees (1)		              	    0.17%
		     12b-1 Fees (2)				                      0.02%
		     Other Expenses			                       0.06%
  Total Fund Operating Expenses (3)	           0.25%




(1) Management fees include both the advisory and administration fees payable to PFM. PFM may, in its sole discretion, waive all or a portion of these fees in any year. During the year ended March 31, 1999, PFM waived fees equal to approximately .10% of the Fund's average daily net assets. After giving effect to this fee waiver, the Management Fees paid by the Fund during the period shown were 0.07%.

(2) Expenses associated with the Distribution of the Fund's shares include a fixed fee payable to the Fund's Distributor and certain expenses, incurred by the Distributor and for which the Distributor is reimbursed by the Fund. Under the Fund's 12b-1 Plan of Distribution, distribution related expenses paid by the Fund may not exceed .25% of the Fund's average daily net assets. Figures shown in the table above do not reflect certain voluntary fee waivers. After giving effect to such waivers, 12b-1 fees would be .02%.

(3) The Total Fund Operating Expenses in the table above do not reflect voluntary waivers for the fiscal year ended March 31, 1999. Taking such fee waivers into account, the ratio of expenses to average daily net assets would be 0.15%.


EXPENSE EXAMPLE


This example allows you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Fund operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.


                      1 year	        $ 26
                      3 years        $ 80
                      5 years        $141
                     10 years        $318


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


                                   5



INVESTMENT OBJECTIVES AND POLICIES


The objective of the Fund is to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity. This objective may not be changed without the approval of the Fund's outstanding voting securities.

To achieve its investment objective, the Fund is permitted to purchase the instruments described in this Prospectus. The Fund will invest only when PFM is satisfied that the credit risk presented by any investment is minimal. Detailed information about the Fund's investment policies is included in the Statement of Additional Information.

Obligations of the United States Government. These are U.S. Treasury bills, notes and bonds, and securities unconditionally guaranteed as to payment of principal and interest by the United States or any agency of the United States. Examples of agencies of the United States include the Federal National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association.

Commercial Paper. The Fund will invest only in commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by banks and bank holding companies, with a maturity of 270 days or less. All commercial paper purchased by the Fund will be rated both Prime-1 by Moody's and A-1 by S&P. The Fund will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the commercial paper of any one corporation.


Corporate Notes and Bonds. The Fund is authorized to invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States or any state. All corporate debt obligations purchased by the Fund will be rated at
least Aa by Moody's and have a rating of at least AA by S&P.   The Fund may
purchase variable and floating rate instruments.

Obligations of Banks. The Fund may purchase bankers' acceptances and certificates of deposit. Bankers acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Bank obligations will be considered for purchase by the Fund only if the securities are rated at least A-1 by S&P and P-1 by Moody's in the case of securities with maturities of one year or less. A rating of at least AA by S&P and Aa by Moody's will be required before any bank obligation with a remaining maturity of over one year will be considered for purchase by the Fund. The Fund will not invest in any bank obligation with more than thirteen months remaining until maturity.

Municipal Obligations. The Fund may invest in the stocks, bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one


                                   6


of the states of the United States upon which there is no default. See "Investment Policies" in Statement of Additional Information for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Fund.

Repurchase Agreements.   The Fund may enter into collateralized repurchase
agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.


SPECIAL INFORMATION ABOUT CASH MANAGEMENT FOR MUNICIPALITIES AND INSTITUTIONS


Although suitable for a range of institutional investors, the Fund's investment objectives and strategies are consistent with the special cash management needs of municipalities, other governmental agencies and political subdivisions (collectively, "governmental units") that, like the Fund, are located in Virginia. Accordingly, the Fund invests only in those instruments in which governmental units are permitted to invest directly under Sections 2.1-327 through 2.1-329 of the Code of Virginia. Particularly when combined with the specialized cash management features available through the Fund, an investment in the Fund is also suitable for institutions, such as universities, hospitals, and not-for-profit organizations that must manage investments conservatively so as to assure the ability to meet changing cash flow needs. These features include the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, assistance in complying with specialized accounting and recordkeeping required under certain provisions of the Internal Revenue Code, such as the U.S. Code's arbitrage rebate provisions. PFM will also assist the Fund's shareholders in making calculations and reports required to comply with such provisions.


YEAR 2000


As the year 2000 approaches, an issue has emerged regarding how existing microprocessors, computer hardware and computer software programs and operating systems can accomodate this date value. Failure of systems could affect net asset values, portfolio yields, shareholder services and the processing of transactions. The Fund has taken steps that it believes are reasonably designed to address the potential failure of systems used by the Fund and its third party providers, including the custodians, due to the Year 2000 issues. The Fund has identified the systems which it has assessed as mission critical, and is obtaining readiness disclosure statements from vendors, significant counter-parties, suppliers and other service providers. Testing of the mission critical systems was completed during the second quarter of 1999. Additionally, the Fund is in the process of developing a contingency plan which it expects to complete by the end of the third quarter of 1999.


                                  7


The Fund does not expect that the financial condition or results of operations of the Fund will be significantly affected by the costs of converting systems. However, because of the ultimately unpredictable consequences of the Year 2000 issue, the Year 2000 could have a material impact on the operations of the Fund.


VALUATION


The Fund values its portfolio based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Fund's shares are normally valued at $1.00 per share. The amortized cost method permits the Fund to establish the value of each security held in the Fund's portfolio based on its cost to the Fund and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Fund determines the net asset value of its portfolio as of 12:00 noon, Eastern Time, Monday through Friday exclusive of federal holidays, except Good Friday (a "Business Day").
The Fund's net asset value per share -- the price at which shares of the Fund are purchased and redeemed -- is determined by dividing the value of the net assets of the Fund by the total number of shares outstanding.


MANAGEMENT OF THE FUND


The Fund's Board of Directors has overall responsibility for the business and affairs of the Fund. The Board of Directors has engaged various financial organizations to provide, among other things, day-to-day management services. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board will not and may not be Directors or officers of the Fund but may be employees of shareholders of the Fund. The function of the Advisory Board is to consult with and advise the Board of Directors as to investments and any other matters relating to the business of the Fund.
The Advisory Board does not have the authority to bind the Fund. The Statement of Additional Information sets forth the identity and other information about the Fund's Board of Directors and members of the Advisory Board.

Investment Advisory and Administration Arrangements.

PFM, the principal offices of which are located at Governor's Plaza North, 2101 North Front Street, Suite 200, Harrisburg, PA 17110, serves as the Fund's investment advisor. Pursuant to the terms of its advisory agreement with the Fund, ("Advisory Agreement"), PFM is registered as an investment advisor under the Investment Advisors Act of 1940, and has acted as financial advisor and/or investment advisor to more than 1,000 cities, townships, boroughs, counties, school districts and authorities in 35 states, providing its clients with financial, investment advisory, and cash management services. As of January 1, 1999, PFM had more than $9.3 billion in funds under management. PFM is also investment manager for the Pennsylvania Local Government Investment Trust, the New Jersey
Asset & Rebate Management Program, the California Asset Management
Program, and the Massachusetts Health and Educational Facilities Authority Short-Term Assets Reserve Fund, a state-wide investment pool for health and educational institutions.


                                   8




Under the Advisory Agreement, PFM is responsible for providing a continuous investment program and computing net asset value for the Fund. All expenses incurred by PFM in connection with the provision of such services to the Fund will be paid by PFM other than the cost of securities (including brokerage commissions, if any) purchased by the Fund.
As compensation for its services under the Advisory Agreement, PFM is entitled to receive an annual fee, which is accrued daily and payable monthly, at the rate of .12 of 1% of the Fund's average daily net assets. During the fiscal year ended March 31, 1999, PFM received advisory fees equal to .07% of the average net assets of the Fund. This fee reflects the waiver of a portion of the management fee. PFM is not required to continue to waive fees and can terminate this voluntary waiver at any time.

PFM also serves as the Fund's administrator under an administration agreement dated November 21, 1999 (the "Administration Agreement").
Under the Administration Agreement, PFM provides all necessary administrative services, other than those relating to the Fund's investment portfolio and the maintenance of its accounting books and records. Specifically, the Administration Agreement requires PFM to provide office space and facilities, equipment and personnel necessary for the operation of the Fund, (including the payment of all compensation of those of the Fund's Directors, officers and employees who are affiliated persons of PFM); PFM oversees the preparation of tax returns, reports to shareholders and Directors of the Fund, and filings with the SEC and state "Blue Sky" authorities;
and coordinates the activities of the Fund's various service providers.

As compensation for its services under the Administration Agreement, PFM is entitled to a fee, accrued daily and payable monthly, at the annual rate of
 .05% of average daily net assets. For the fiscal year ended March 31, 1999, PFM waived its fees and received no compensation under the Administration Agreement. All other expenses not expressly assumed by PFM under its agreements with the Fund are paid by the Fund, including, among other things, legal and audit expenses, fees and expenses of the Custodian, share issuance and redemption costs and expenses of the Fund and its shares under federal and state securities laws, and interest, taxes and other non-recurring expenses, including litigation. The Fund bears the cost of the preparation and setting in type of its prospectuses and reports to shareholders and the costs of printing and distributing those copies of such prospectuses and reports sent to shareholders.


Distributor and Other Service Providers


Shares in the Fund are offered on a continuous basis through Commonwealth Financial Group, Inc. ("Distributor"), the Fund's Distributor, pursuant to a separate Distribution Agreement with the Fund. Jeffrey A. Laine, President and a Director of the Fund, is the President and sole shareholder of the Distributor. The Fund has adopted an Amended and Restated Distribution Plan (the "Plan") entered into pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Rule"). Under the Plan, the Fund may pay of up to .25% of its average daily net assets each year to the Fund's Distributor and/or to broker dealers and shareholder servicing agents who provide assistance in the distribution and retention of Fund shares. For the fiscal year ended March 31, 1999, the Fund paid $26,700, after waivers, in approved distribution expenses. See the Statement of Additional Information for further information.


                                  9


Custodian and Transfer Agent


All funds and securities are deposited with Wachovia Bank, N.A., as Custodian. PFM serves as the Fund's Transfer Agent under a Transfer Agency Agreement dated March 15, 1994. PFM is entitled to reimbursement of its out-of-pocket expenses incurred under the Transfer Agency Agreement but is not entitled to fees for services under that Agreement except as expressly agreed to by the Fund. During the fiscal year ended March 31, 1999, PFM received no reimbursement for its expenses.


HOW TO PURCHASE AND REDEEM SHARES OF THE FUND


Purchases


The Fund's shares are offered on a continuous basis at the Net
Asset Value next determined after an order is entered and deemed effective on the basis described below under "When Shares Are Purchased and Dividends Declared and Paid." There is no sales charge. Subsequent investments may be made in any amount. Shares may be purchased through the Transfer Agent or the Distributor. Shares of the Fund are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations ("Investors").


Opening Account(s)


A properly completed application (the "Application") must be sent to the Transfer Agent at 2101 N. Front Street, Building 3, Suite 200, Harrisburg, PA 17110 upon opening a new account. A properly completed Application must be received by the Fund before a redemption request will be honored.

Initial investments may be made in either of two convenient ways:

1. By Mail. Payment may be made by check, money order, Federal Reserve draft, or negotiable bank draft payable to the order of the Fund for your account and mailed to:

                       Wachovia Bank, N.A.
             Attn:  Commonwealth Cash Reserve Fund
                     1021 East Cary Street
                        P.O. Box 26587
                      Richmond, VA  23261


2. By Wire. Payment may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Fund's Custodian . To insure prompt and proper crediting to its account, an Investor choosing to place money in the Fund by wire should telephone the Transfer Agent in advance at 1-800-338-3383. The Investor should instruct its bank to wire funds to:

                           Wachovia Bank
                         Richmond, Virginia
                          ABA# 051000253
               for credit to Commonwealth Cash Reserve Fund
                       Account No. 7911623867


                                   10



Account Name and Number: The name in which the Investor wishes the Fund to carry the investment.


Additional Investments


Additional investments may be made in any amount after an account has been established by simply mailing directly to the Custodian (at the address indicated above under "By Mail") a check, money order or negotiable bank draft, made payable to the Fund, or by wiring funds (to the address indicated above under "By Wire") after calling the Transfer Agent in advance, as described above. In each case, the Investor should indicate its name and the account number to insure prompt and proper crediting of the account.


When Shares Are Purchased and Dividends Declared and Paid


The Fund seeks to be as fully invested as possible at all times to achieve high income. As the Fund will be investing in instruments which normally require same day payment in Federal Funds, the Fund has adopted certain procedures for the convenience of the Investor and to insure that the Fund has investable funds available to it.

Payments which are "accepted" before 12:00 noon, Eastern Time, on any Business Day and which are received in or converted to Federal Funds on that Business Day will be invested in shares (i.e., the purchase order will be effective) at the Net Asset Value per share calculated on that day. Payments which are "accepted" after 12:00 noon, Eastern Time on any Business Day will be invested in shares at the Net Asset Value per share as of the next Business Day. In order for the purchase order to be accepted, the Fund must have received an acknowledged notification (written or verbal) and completed registration forms and payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Dividends are declared starting on the day the purchase order is effective and are not declared on the day on which the shares are redeemed. All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash.


Confirmations


All purchases of shares will be confirmed and credited to the Investor in an account maintained by the Fund in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Fund reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.


                                  11


Redemptions


The Fund provides day to day liquidity on any Business Day. Investors may withdraw their investment, in whole or in part, on any Business Day after receipt by the Fund in proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Fund. There are no redemption fees or withdrawal penalties. A completed Application must have been received by the Fund before redemption requests of any kind will be honored.


Convenient Redemption Methods


An Investor has the flexibility of three redemption methods for easy and convenient access to the Fund. Under the first two methods, for security reasons, cash proceeds from redemptions are sent by the Fund only to the predesignated bank account(s) of the Investor. Such payments will be wired to the Investor's predesignated bank account in accordance with the Investor's instructions.

1. By Mail. Redemptions may be requested by a letter of instruction signed by an authorized signatory or signatories of the Investor, from the Investor indicating the account number, amount to be redeemed, and payment directions sent to:

                 Commonwealth Cash Reserve Fund, Inc.
          c/o Public Financial Management, Transfer Agent
                      Governor's Plaza North
                     2101 North Front Street
                      Building 3, Suite 200
                      Harrisburg, PA  17110

The mailed redemption should contain the following information:

*  Account Number.

* Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed. Payment instructions (redemption proceeds will be wired to an Investor's bank account designated by the Investor in the Application and specified in the redemption request).

*  Authorized signatures of the Investor.

2. By Telephone. The Fund will accept telephone requests for redemption for payment to predesignated bank accounts. Such requests must be made by an authorized person. The account number and amount to be redeemed must be supplied by the Investor. To redeem by telephone call:
1-800-338-3383

If the telephone call is received prior to 12:00 noon, Eastern Time, funds will be wired to the Investor's designated account on that same Business Day. Requests received after 12:00 noon will be proc-


                                  12




essed on the next day that Net Asset Value is determined. Funds will remain invested in the Fund until the day that they are wired. The commercial bank account information supplied to the Fund must be in the exclusive name of the Investor. The Investor may at any time change or add designated bank accounts by completing and returning a form available from the Fund.

3. By Redemption Check. The Custodian will provide each Investor, upon request and without charge, with a book of redemption checks. An Investor wishing to use this redemption check procedure should notify the Fund or so indicate on the Application and will thereupon be issued redemption checks for this purpose. Redemption checks may be signed only by those authorized on the Application.

The Investor will be subject to applicable rules and regulations, but there is no charge to the Investor for the maintenance of this redemption check writing privilege or for the clearance of any redemption checks. An Investor may have a redemption checking privilege for each separate account. When a redemption check is presented to the Custodian for payment, the Transfer Agent will cause the Fund to redeem a sufficient number of full and fractional shares in the Investor's account to cover the amount of the redemption check. The redemption check procedure enables the Investor to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Custodian for payment.

An Investor should be certain that adequate Fund shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to Fund shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Fund or the Custodian upon notice to shareholders.


Redemption Procedures


Redemption of shares will occur at the next determined Net Asset Value following the receipt of a request for redemption in proper form by the Fund. If received before 12:00 noon, a redemption request will normally be processed on the day it is received and except as set forth below, no more than seven days after a proper request for redemption is received. Redemption requests for shares purchased by a check (irrespective of whether the check is a regular check, cashier's or official bank check) within the prior fifteen days will be processed as stated above; however, payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Fund until a determination is made that the check given in purchase has cleared, which may be up to fifteen days. Possible delays in redemptions can be eliminated by using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases.

If the Board of Directors of the Fund determines that it would be detrimental to the best interest of the remaining Investors to make payment wholly in cash, the Fund may pay the redemption price from the portfolio of the Fund, in lieu of cash, in conformity with the rules of the Securities and Exchange


                                   13


Commission. It should be noted that the management of the Fund considers the prospect highly remote that the Fund would redeem shares using this "in kind" provision.


DIVIDEND, TAX AND RELATED INFORMATION


Dividends


All of the Fund's net income will be declared daily as dividends. All dividends declared are accrued throughout the month and are paid monthly, normally on the first business day of the following month (and always as of such day) in additional shares at the Net Asset Value
(ordinarily $1.00 per share). All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash. Each shareholder will receive, on a monthly basis, a summary of his account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends.
A shareholder who redeems all his shares receives on the next dividend payment date the amount of all dividends declared for the month to the date of redemption.

Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the Net Asset Value and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Fund's yield), less the estimated expenses of the Fund and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Fund's shares may fluctuate.


Taxes


The Fund has qualified and expects to remain qualified under Subchapter M of the Internal Revenue Code ("Code"). If the Fund so qualifies, it will not pay federal income taxes on earnings it distributes. If the Fund has any net long-term capital gains it intends to pay a capital gains distribution in accordance with the timing requirements imposed by the Code.

Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the shareholder) are taxable to shareholders (except tax-exempt shareholders) whether they are received in cash or reinvested in shares of the Fund. Shareholders will be notified annually as to the federal tax status of dividends or distributions paid. Redemptions of Fund shares may result in taxable gain to the redeeming shareholder if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.

Federal income tax law requires the Fund to withhold tax at a rate of 20% from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a certified correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain federal tax considerations relating to taxation of the Fund and its shareholders. The summary does not discuss all aspects of federal income taxation that may be rele-


                                 14


vant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the federal income tax laws. It does not discuss any aspect of state, local or foreign tax laws. Prospective shareholders should consult their tax advisors with respect to the effects of investment in the Fund on them.


Reports to Shareholders; Independent Auditors


Shareholders will receive annual reports containing financial statements audited by independent auditors and semi-annual reports containing unaudited statements. In addition, the Fund provides for each Investor account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information on request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000,
2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Fund's independent auditors.


HISTORY OF THE FUND


The Fund was incorporated in the Commonwealth of Virginia on December 8, 1986 and is classified as an open-end, "no load," diversified, registered investment company. "Open-end" means that the Fund is continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either purchases or redemptions of Fund shares (although the Fund has a distribution plan). "Diversified" means that the Fund meets certain diversification requirements set forth in the Investment Company Act of 1940. "Registered" means that it is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and must conform with various organizational and operational standards.





                                     15





                           Financial Highlights <F1>

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned on an investment in the Fund. The financial highlights for year ended March 31, 1999 and the financial highlights for the years through March 31, 1998 have been audited by Ernst & Young LLP and PricewaterhouseCoopers LLP, respectively, whose reports, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.






                       Fiscal Year Ending March 31,


                              1999	    1998	    1997	    1996	    1995
NET ASSET VALUE		            $1.000	  $1.000	  $1.000	  $1.000	  $1.000
BEGINNING OF THE YEAR

INCOME FROM INVESTMENT
OPERATIONS
Net Investment Income		       0.053    0.055	   0.053	   0.058 	  0.049
Total From Investment
      Operations 	            0.053    0.055	   0.053	   0.058	   0.049
See note below


DISTRIBUTIONS
Net Investment Income	      	(0.053)  (0.055)  (0.053)  (0.058)  (0.049)

Total Distributions		        (0.053)  (0.055)  (0.053)  (0.058)  (0.049)

NET ASSET VALUE,		           $1.000   $1.000	  $1.000	  $1.000	  $1.000
END OF YEAR

Total Return			               5.40%    5.68%	   5.43%	   5.90%	   5.01%

Ratios/Supplemental Data
Net Assets (in thousands)  $113,731 $120,359 $116,183 $102,614 $130,940
Ratio of Expenses to
  Average Net Assets <F2>   	 0.15%    0.15%    0.15%	   0.15%	   0.15%
Ratio of Net Investment
  Income to Average Net
  Assets <F2>                 5.28%    5.54%	   5.31%	   5.78%	   4.91%



<F1>PFM has served as the investment advisor to the Fund since March 15, 1994.
    Prior to March 15, 1994, Jefferson National Bank served as the investment advisor to the Fund from April 1, 1993. Prior to April 1, 1993 Dominion Trust Company served as the investment advisor to the Fund.

<F2>Certain fees were voluntarily waived in fiscal years ended March 31, 1999,
    1998, 1997, 1996 and 1995.  If these fees had not been waived,
    the ratio of expenses to average net assets would have been .25%,	.25%,
    .28%, .29%, and .29%, respectively, and the ratio of net investment income to average net assets would have been 5.18%, 5.44%, 5.18%, 5.64%, and 4.77%, respectively, for the fiscal years ended March 31, 1999, 1998, 1997, 1996, and 1995.







                                     16




                       Application to Open an Account



Commonwealth Cash Reserve Fund, Inc.
c/o Public Financial Management, Inc., Transfer Agent
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, PA  17110

                                      Dated:  ________________, 19 ____

The undersigned investor hereby applies for shares of Commonwealth Cash Reserve Fund, Inc. (the "Fund").

By execution of this form, which may be in confirmation of verbal information already given, the Investor represents and warrants that the Investor has the full power and authority to make investments, that the assets being invested are not subject to any restrictions under an indenture or other agreement that prohibits investment in the Fund, and that the funds invested are of a type authorized for this investment as described in the Prospectus. The persons signing on behalf of an investor warrant that they are authorized to make investments on behalf of the Investor. All persons signing represent that they have received and read the Fund's current prospectus. the investor appoints Public Financial management, Inc. as Transfer Agent to record the receipt of dividends and distributions and arrange for automatic reinvestment, and appoints Wachovia Bank, N.A. as Custodian, to hold all instruments and money owned by the investor in the Fund and to receive interest and other income thereon.

The establishment of this account is subject to acceptance by the Fund and is subject to the conditions under "How To Invest in The Fund" and "How To Redeem The Investment" and other provisions contained in the Prospectus.


________________________
Authorized Signature



________________________
Title



For Account Service and Redemption:  Call 1-800-338-3383





                                   17



                      Shareholder Information



Legal Name

Street Address

City                              State                      Zip

Primary Contact Name                    Title

Phone Number                            Fax Number



Secondary Contact Name                  Title

Phone Number                            Fax Number

Send Account Statements and Confirms to:

Street Address

City                                State                    Zip



Send Duplicate Account Statements to:

Street Address

City                                State                    Zip




                         Deposit Information

Method of Investment:

Check Enclosed.  Make check payable to:  Commonwealth Cash Reserve Fund, Inc.

Wired Funds.  Wire funds to:  Wachovia Bank
                              Richmond, Virginia
                              ABA #051000253
                              For credit to Commonwealth Cash Reserve Fund
                              Account Number 7911623867

Initial Deposit Amount

Name of Bank Wiring Funds

Bank Address

                                    18



                       Taxpayer Identification Number (TIN)

If the information required by this section is not provided, Backup Withholding of 20% of taxable dividends, capital gains distributions and proceeds of redemptions and exchanges will be imposed under federal tax regulations.

Enter your TIN (Social Security number of individuals or employer I.D. number of entities, including corporations, partnerships, estates and trusts):


Check all applicable boxes:          I have not been notified by the IRS that
                                     I am currently subject to Backup
                                     Withholding.

                                     I am an exempt recipient.

                                     I am neither a citizen nor a resident of the United States.


                          Signature Authorization

Public Financial Management, Inc. is hereby authorized to act as agent for the recorded owner of the shares in effecting purchases and redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the recorded owner of such shares, including redemptions, if any, made by Redemption Check. Public Financial Management, Inc. shall be liable only for its own negligence and not for the default or negligence of its correspondents, or for losses in transit.

Under penalties of perjury, I (we) certify that the information provided in the TIN section of this application is true, correct and complete.

I (we) certify to my (our) capacity to act in behalf of the entity named above, to invest, and if applicable, to open a checking account based on shares of the Fund.

Name (Please print)                Title               Signature

Name (Please print)                Title               Signature

Name (Please print)                Title               Signature

Name (Please print)                Title               Signature

Number of signatures required for
redemption requests

Name of Investor, Trustee or other Fiduciary

Signature of Applicant                                 Date



                               19



                   Withdrawal Instructions

Check Redemption.  Please establish a Redemption Checking Account at
Wachovia National Bank and send us a supply of Redemption Checks. We understand this checking account will be subject to the rules and regulations of Wachovia Bank pertaining thereto, as amended from time to time, except that there will be no service fees or other charges imposed on the Investor.
We understand that checks may only be signed by those persons authorized on this Application.

Wire Transfer to Predesignated Banks. Redemption by wire transfer is requested. Wachovia Bank is authorized to honor telephonic or written instructions without signature guarantees from any person for redemption of any or all Fund shares so long as redemption proceeds are transmitted to one of the accounts identified below.

Bank Name                               Bank's ABA
                                        Routing Number

Bank
Address

Title of Account at Bank (Must be the
same as that in which the Fund shares
are recorded

Account Number

Bank Name                                Bank's ABA
                                         Routing Number

Bank
Address

Title of Account at Bank (Must be the
same as that in which the Fund shares
are recorded

Account Number

Bank Name                                Bank's ABA
                                         Routing Number

Bank
Address

Title of Account at Bank (Must be the
same as that in which the Fund shares
are recorded

Account Number



                                   20



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                                   21


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                                   22



                 (THIS PAGE INTENTIONALLY LEFT BLANK)




                                   23




[BACK COVER]

                                                   Commonwealth
                                                   Cash Reserve Fund



FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may want to read the Statement of Additional Information ("SAI") for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

You can get free copies of the semi-annual and annual reports and the SAI, request other information and get answers to your questions by calling the Fund at 800-338-3383 or by writing to Commonwealth Cash Reserve fund, Inc. P.O. Box 1192, Richmond, VA 23209-1192.

To invest or make additional deposits in the Fund, to redeem shares, or for yield information or general account inquires, contact the Fund's Transfer Agent at 800-338-3383.

To request new account applications or to invest in the Fund, please contact the Fund's Distributor, Commonwealth Financial Group, Inc. at (856) 751-5220.

Text-only versions of all fund documents can be viewed online or downloaded from the SEC's website at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, calling (800) SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington DC 20549-6009.

The Fund's  Investment Company Act File number is 811-4933.


Commonwealth Cash Reserve Fund, Inc.
Prospectus